GENERAL AND ADMINISTRATIVE (Tables)	12 Months Ended
Dec. 31, 2019
Selling, general and administrative expense [abstract]
Disclosure of detailed information about general and administrative expenses [Table Text Block]
	December 31	December 31
	2019	2018

Depreciation and depletion	$317	$254
Share-based compensation	2,446	2,179
Salaries, wages and benefits	3,344	3,038
Direct general and administrative	3,873	3,155
	$9,980	$8,626